Shareholder Fees (Vanguard Short-Term Investment-Grade Fund Institutional)	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none